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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                      Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer International Equity Fund
         Schedule of Investments  6/30/08 (unaudited)

Shares                                                             Value

         PREFERRED STOCKS - 1.4 %
         Automobiles & Components - 0.8 %
         Automobile Manufacturers - 0.8 %
20,640   Porsche AG                                             $3,173,661
         Total Automobiles & Components                         $3,173,661
         Utilities - 0.6 %
         Multi-Utilities - 0.6 %
23,045   RWE AG                                                 $2,310,982
         Total Utilities                                        $2,310,982
         TOTAL PREFERRED STOCKS
         (Cost  $4,944,663)                                     $5,484,643

         COMMON STOCKS - 95.0 %
         Energy - 11.3 %
         Integrated Oil & Gas - 8.5 %
68,700   Gazprom (A.D.R.) *                                     $3,993,435
95,826   Petrobras Brasileiro (A.D.R.) *                         5,553,117
96,497   Repsol SA                                               3,797,811
271,927  Royal Dutch Shell Plc                                   11,192,535
74,500   Statoil ASA *                                           2,783,405
67,218   Total SA                                                5,732,034
                                                                $33,052,337
         Oil & Gas Equipment And Services - 1.4 %
94,195   Sbm Offshore NV                                        $3,471,089
21,837   Technip                                                 2,008,329
                                                                $5,479,418
         Oil & Gas Exploration & Production - 1.1 %
2,512,471CNOOC Ltd.                                             $4,357,992
         Oil & Gas Refining & Marketing - 0.3 %
17,538   Petroplus Holdings AG *                                $  942,475
         Total Energy                                           $43,832,222
         Materials - 10.9 %
         Construction Materials - 0.5 %
30,333   CRH Plc                                                $  883,080
33,320   CRH Plc                                                   963,515
                                                                $1,846,595
         Diversified Chemical - 1.2 %
30,800   Akzo Nobel *                                           $2,109,238
50,600   Nissan Chemical Industries *                              624,464
541,800  UBE Industries Ltd. *                                   1,916,793
                                                                $4,650,495
         Diversified Metals & Mining - 7.4 %
195,609  Broken Hill Proprietary Co., Ltd.                      $8,331,324
141,239  Companhia Vale do Rio Doce (A.D.R.) (b)                 4,214,572
40,415   Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)      4,736,234
29,500   New World Resources BV *                                1,046,420
77,665   Rio Tinto Plc                                           9,526,935
44,000   Sumitomo Metal Mining *                                   670,533
                                                                $28,526,018
         Fertilizers & Agricultural Chemicals - 1.3 %
2,200    K+S AG *                                               $1,262,563
44,500   Yara International ASA                                  3,928,082
                                                                $5,190,645
         Industrial Gases - 0.5 %
243,745  Taiyo Nippon Sanso Corp. *                             $2,037,924
         Total Materials                                        $42,251,677
         Capital Goods - 11.1 %
         Aerospace & Defense - 0.5 %
114,034  Bae Systems                                            $1,004,170
16,609   Thales SA                                                 945,190
                                                                $1,949,360
         Building Products - 0.8 %
192,707  Asahi Glass Co. Ltd. * (b)                             $2,337,122
15,424   Compagnie de Saint Gobain (b)                             962,943
                                                                $3,300,065
         Construction & Engineering - 0.8 %
47,200   Larsen & Toubro Ltd. *                                 $2,401,152
11,600   VINCI SA *                                                707,999
                                                                $3,109,151
         Construction & Farm Machinery & Heavy Trucks - 0.9 %
84,919   Komatsu Ltd. *                                         $2,363,981
78,100   Volvo Ab (Class B)  *                                     953,102
                                                                $3,317,083
         Electrical Component & Equipment - 1.4 %
20,000   Nexans SA *                                            $2,448,564
232,759  Sumitomo Electric, Inc. *                               2,967,774
                                                                $5,416,338
         Heavy Electrical Equipment - 2.2 %
122,100  ABB Ltd. *                                             $3,449,899
311,222  Mitsubishi Electric Corp. *                             3,369,649
12,200   Vestas Wind Systems AS *                                1,592,210
                                                                $8,411,758
         Industrial Conglomerates - 2.6 %
390,808  Keppel Corp.                                           $3,223,771
261,705  Hutchinson Whampoa Ltd.                                 2,646,503
50,600   Philips Electronics NV *                                1,709,162
23,854   Siemens                                                 2,642,231
                                                                $10,221,667
         Industrial Machinery - 1.2 %
80,034   AB SKF                                                 $1,253,663
40,500   Gea Group AG *                                          1,426,056
392,000  Kawasaki Heavy Industry *                               1,043,417
58,305   Nabtesco Corp. *                                          894,681
                                                                $4,617,817
         Trading Companies & Distributors - 0.7 %
219,500  Itochu Corp. *                                         $2,332,572
68,200   Marubeni Corp. *                                          569,281
                                                                $2,901,853
         Total Capital Goods                                    $43,245,092
         Transportation - 1.6 %
         Air Freight & Couriers - 0.5 %
41,200   Deutsche Post AG                                       $1,075,112
28,011   TNT NV                                                    951,715
                                                                $2,026,827
         Marine - 0.2 %
99,000   Kawasaki Kisen Kaisha Ltd. *                           $  936,162
         Railroads - 0.9 %
423      East Japan Railway Co. *                               $3,446,875
         Total Transportation                                   $6,409,864
         Automobiles & Components - 1.8 %
         Automobile Manufacturers - 1.7 %
252,507  Isuzu Motors Ltd. *                                    $1,213,924
121,293  Toyota Motor Co.                                        5,711,817
                                                                $6,925,741
         Total Automobiles & Components                         $6,925,741
         Consumer Durables & Apparel - 1.2 %
         Apparel, Accessories & Luxury Goods - 0.6 %
14,000   Adidas-Salomon AG *                                    $  881,724
23,300   CIE Financiere Richemont AG *                           1,288,195
                                                                $2,169,919
         Consumer Electronics - 0.6 %
56,150   Sony Corp. *                                           $2,415,226
         Total Consumer Durables & Apparel                      $4,585,145
         Consumer Services - 1.1 %
         Casinos & Gaming - 0.3 %
193,800  Ladbrokes Plc *                                        $  984,750
         Hotels, Resorts & Cruise Lines - 0.6 %
15,600   Accor SA                                               $1,036,588
42,804   Carnival Corp. (b)                                      1,410,820
                                                                $2,447,408
         Restaurants - 0.2 %
125,200  Compass Group Plc                                      $  941,080
         Total Consumer Services                                $4,373,238
         Media - 4.7 %
         Advertising - 0.5 %
59,800   Publicis SA *                                          $1,930,491
         Broadcasting & Cable TV - 3.4 %
125,249  British Sky Broadcasting Plc                           $1,176,682
430,594  Eutelsat Communications                                 11,939,988
                                                                $13,116,670
         Publishing - 0.8 %
44,200   Elsevier NV                                            $  741,613
123,000  Informa Plc *                                           1,010,200
124,012  Reed Elsevier Plc                                       1,418,533
                                                                $3,170,346
         Total Media                                            $18,217,507
         Retailing - 1.3 %
         Apparel Retail - 0.3 %
22,800   Hennes & Mauritz AB                                    $1,231,081
         Department Stores - 0.8 %
2,790,500New World Department Store China *                     $2,449,246
62,200   Takashimaya Co., Ltd. *                                   565,625
                                                                $3,014,871
         Internet Retail - 0.2 %
12,500   Japan Petroleum Exploration *                          $  896,254
         Total Retailing                                        $5,142,206
         Food & Drug Retailing - 3.0 %
         Food Retail - 2.7 %
119,400  Jeronimo Martins *                                     $  867,350
27,200   Lawson, Inc. *                                          1,326,599
94,400   Seven & I Holdings Co. Ltd. *                           2,701,923
148,400  Tesco Plc                                               1,090,274
171,200  William Morrison Supermarkets                             906,306
157,500  Woolworths Ltd.                                         3,686,608
                                                                $10,579,060
         Hypermarkets & Supercenters - 0.3 %
18,372   Carrefour Supermarch                                   $1,036,282
         Total Food & Drug Retailing                            $11,615,342
         Food, Beverage & Tobacco - 4.7 %
         Brewers - 1.0 %
11,900   Carlsberg A.S *                                        $1,148,424
173,636  Kirin Holdings Co., Ltd. * (b)                          2,707,037
                                                                $3,855,461
         Packaged Foods & Meats - 2.3 %
122,000  Nestle SA                                              $5,505,451
124,421  Unilever NV-CVA                                         3,529,427
                                                                $9,034,878
         Tobacco - 1.4 %
65,215   British American Tobacco Plc                           $2,249,915
81,800   Imperial Tobacco Group Plc                              3,045,969
                                                                $5,295,884
         Total Food, Beverage & Tobacco                         $18,186,223
         Household & Personal Products - 0.8 %
         Household Products - 0.8 %
31,536   Kao Corp. *                                            $  827,002
46,731   Reckitt Benckiser Plc                                   2,367,383
                                                                $3,194,385
         Total Household & Personal Products                    $3,194,385
         Health Care Equipment & Services - 1.3 %
         Health Care Equipment - 0.2 %
8,900    Sonova Holding AG                                      $  733,547
         Health Care Facilities - 0.2 %
265,435  Southern Cross Healthcare Ltd.                         $  686,498
         Health Care Services - 0.7 %
52,547   Fresenius Medical Care AG                              $2,894,326
         Health Care Supplies - 0.2 %
37,000   Miraca Holdings, Inc. *                                $  888,467
         Total Health Care Equipment & Services                 $5,202,838
         Pharmaceuticals & Biotechnology - 4.9 %
         Biotechnology - 0.5 %
61,400   Grifols SA                                             $1,956,275
         Pharmaceuticals - 4.4 %
70,530   Bristol-Myers Squibb Co.                               $1,447,981
92,400   Novartis *                                              5,072,605
32,851   Roche Holdings AG                                       5,901,455
15,375   Shire Pharmaceuticals Group Plc (A.D.R.)                  755,374
47,188   Shire Plc                                                 773,686
64,042   Takeda Chemical Industries *                            3,251,421
                                                                $17,202,522
         Total Pharmaceuticals & Biotechnology                  $19,158,797
         Banks - 11.9 %
         Diversified Banks - 11.9 %
592,515  Banco Santander Central Hispano SA                     $10,814,214
104,554  BNP Paribas SA *                                        9,369,919
15,600   Deutsche Postbank AG *                                  1,365,367
282,049  Development Bank of Singapore Ltd.                      3,920,132
108,900  Dnb Nor Asa *                                           1,381,517
196      Mitsubishi UFJ Financial Group, Inc. *                      1,727
32,600   National Bank of Greece *                               1,468,831
1,151,700Royal Bank of Scotland Group Plc                        4,914,457
36,931   Societe Generale                                        3,180,259
850      Sumitomo Mitsui Financial Group, Inc. *                 6,384,068
175,583  Westpac Banking Corp.                                   3,359,308
                                                                $46,159,799
         Total Banks                                            $46,159,799
         Diversified Financials - 4.6 %
         Asset Management & Custody Banks - 0.6 %
87,151   Aaimut Holding S.p.A.                                  $  762,484
140,468  Man Group Plc                                           1,732,328
                                                                $2,494,812
         Diversified Capital Markets - 2.7 %
172,214  CS Group                                               $7,822,825
31,460   Deutsche Bank AG                                        2,711,238
                                                                $10,534,063
         Investment Banking & Brokerage - 1.3 %
388,600  Daiwa Securities Group, Inc. *                         $3,560,330
127,860  ICAP Plc                                                1,368,128
                                                                $4,928,458
         Total Diversified Financials                           $17,957,333
         Insurance - 2.6 %
         Life & Health Insurance - 0.4 %
108,000  Aegon NV                                               $1,427,162
         Multi-Line Insurance - 1.5 %
20,460   Allianz AG                                             $3,596,085
218,752  Aviva Plc                                               2,168,594
                                                                $5,764,679
         Reinsurance - 0.7 %
9,300    Muenchener Rueckversicherungs Gesellschaft AG *        $1,628,242
17,600   Swiss Reinsurance Ltd.                                  1,165,908
                                                                $2,794,150
         Total Insurance                                        $9,985,991
         Real Estate - 1.0 %
         Diversified Real Estate Investment Trust - 0.2 %
53,300   British Land Co. Plc *                                 $  747,534
         Real Estate Management & Development - 0.8 %
10,300   Daito Trust Construction Co., Ltd. *                   $  499,443
128,543  Mitsui Fudosan Co. *                                    2,743,299
                                                                $3,242,742
         Total Real Estate                                      $3,990,276
         Software & Services - 1.9 %
         Application Software - 0.4 %
26,300   Sap AG                                                 $1,375,194
         Home Entertainment Software - 0.9 %
6,596    Nintendo Corp., Ltd. *                                 $3,685,421
         Internet Software & Services - 0.4 %
400      So-Net Entertainment Group *                           $1,427,883
         IT Consulting & Other Services - 0.2 %
12,127   Cap Gemini SA                                          $  712,984
         Total Software & Services                              $7,201,482
         Technology Hardware & Equipment - 2.2 %
         Communications Equipment - 0.6 %
90,975   Nokia Oyj                                              $2,239,251
         Electronic Equipment & Instruments - 1.0 %
60,403   Fuji Photo Film Co., Ltd. *                            $2,070,602
39,200   Hoya Corp. *                                              909,455
99,631   Yaskawa Electric Corp.                                    975,599
                                                                $3,955,656
         Office Electronics - 0.6 %
47,951   Canon, Inc. * (b)                                      $2,460,751
         Total Technology Hardware & Equipment                  $8,655,658
         Semiconductors - 1.8 %
         Semiconductor Equipment - 0.7 %
35,100   ASM Lithography Holding NV *                           $  855,111
35,426   Tokyo Electron, Ltd. *                                  2,039,352
                                                                $2,894,463
         Semiconductors - 1.1 %
263,098  Hon Hai Precision Industry, (G.D.R.) *                 $2,616,518
90,000   Infineon Technologies AG *                                768,000
40,200   Sumco Corp. *                                             887,802
                                                                $4,272,320
         Total Semiconductors                                   $7,166,783
         Telecommunication Services - 5.1 %
         Integrated Telecommunications Services - 2.6 %
81,200   Koninklijke KPN NV                                     $1,388,530
365,000  Tele2 Ab (Class B)                                      7,099,303
174,459  Telekomunikacja Polska SA                               1,700,412
                                                                $10,188,245
         Wireless Telecommunication Services - 2.5 %
77,392   America Movil (A.D.R.) Series L                        $4,082,428
333      KDDI Corp. *                                            2,063,946
45,285   Mobile Telesystems (A.D.R.) *                           3,469,284
                                                                $9,615,658
         Total Telecommunication Services                       $19,803,903
         Utilities - 4.1 %
         Electric Utilities - 2.1 %
29,601   E.On AG                                                $5,962,684
43,200   Fortum Corp. *                                          2,181,670
                                                                $8,144,354
         Gas Utilities - 0.1 %
161,900  Tokyo Gas Co., Ltd. *                                  $  652,115
         Indep Power Producer & Energy Traders - 0.5 %
245,200  International Power Plc *                              $2,099,025
         Multi-Utilities - 1.3 %
136,986  National Grid Plc                                      $1,796,020
49,796   Suez Lyonnaise des Eaux                                 3,382,895
                                                                $5,178,915
         Total Utilities                                        $16,074,409
PrincipalTOTAL COMMON STOCKS
Amount   (Cost  $358,315,442)                                   $369,335,911

         TEMPORARY CASH INVESTMENTS - 6.6 %
         Repurchase Agreements - 3.2 %
 $2,520,0Bank of America, 2.2%, dated 6/30/08, repurchase price of $2,520,000 plus accrued interest on 7/1/08 collateralized by the following:

         $6,806,857 Federal National Mortgage Association, 5.5%,$2,520,000

2,520,000Barclays Plc, 2.27%, dated 6/30/08, repurchase price of $2,520,000 plus accrued interest on 7/1/08 collateralized by the following:

         $1,532,007 Federal Home Loan Mortgage Corp., 4.171-6.27%, 12/1/34-
10/1/37
         $1,574,228 Federal National Mortgage Association, 4.024 2,520,000

2,535,000Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of $2,535,000 plus accrued interest on 7/1/08 collateralized by the following:

         $1,947,084 Freddie Mac Giant, 4.5 - 7.0%, 10/1/34 - 5/1/38
         $1,045,620 U.S Treasury Strip, 0.0%, 8/15/22
         $473,651 Federal Home Loan Mortgage Corp., 4.703-4.704%,
		12/1/35-3/1/35
         $624,638 Federal National Mortgage Association (ARM),   2,535,000

2,520,000JP Morgan, 2.26%, dated 6/30/08, repurchase price
         of $2,520,000 plus accrued interest on 7/1/08 collateralized by $2,802,153 Federal National Mortgage Association, 4.5 - 6.5%,
         3/1/23 - 5/1/38                                         2,520,000

2,520,000Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
         $2,520,000 plus accrued interest on 7/1/08 collateralized by $3,145,924 Federal Home Loan Mortgage Corp.,
         5.065-6.025%, 9/1/36-4/1/38                             2,520,000
                                                                $12,615,000
         Securities Lending Collateral  - 3.4%
         Certificates of Deposit:
$272,877 American Express, 2.72, 8/8/08                         $  272,877
204,249  Bank of America, 2.88%, 8/11/08                           204,249
204,249  Citibank,  2.85%, 7/29/08                                 204,249
73,549   Banco Santander NY,  2.80%, 10/7/08                        73,549
204,454  Banco Santander NY,  3.09%, 12/22/08                      204,454
204,180  Bank of Nova Scotia, 3.18%, 5/05/09                       204,180
102,124  Bank of Scotland NY, 2.73%, 7/11/08                       102,124
102,124  Bank of Scotland NY, 2.72%, 8/15/08                       102,124
73,448   Bank of Scotland NY, 2.89%, 11/4/08                        73,448
102,057  Bank of Scotland NY, 3.03%, 9/26/08                       102,057
367,648  Barclay's Bank, 3.18% 5/27/09                             367,648
306,377  Bank Bovespa NY,  2.705%, 8/8/08                          306,377
204,249  BNP Paribas NY,  2.88%, 7/23/08                           204,249
122,551  Calyon NY,  2.85%, 8/25/08                                122,551
171,569  Calyon NY, 2.64%, 9/29/08                                 171,569
64,781   Calyon NY, 2.69%, 01/16/09                                 64,781
169,527  Commonwealth Bank of Australia NY, 2.63%, 7/11/08         169,527
171,569  Deutsche Bank Financial, 2.72%,  7/30/08                  171,569
81,707   Deutsche Bank Financial, 2.72%,  8/4/08                    81,707
167,485  Dexia Bank NY, 2.69%, 8/7/08                              167,485
40,847   Dexia Bank NY, 2.65%, 08/12/08                             40,847
151,344  Dexia Bank NY, 3.37%, 09/29/08                            151,344
367,648  DNB NOR Bank ASA NY, 2.90%, 6/8/09                        367,648
17,545   Fortis, 3.11%, 09/30/08                                    17,545
374,184  Intesa SanPaolo S.p.A., 2.72%, 5/22/09                    374,184
178,105  Lloyds Bank, 2.61%,  7/11/08                              178,105
102,124  Lloyds Bank, 2.61%,  8/18/08                              102,124
138,889  Natixis, 2.83%,  8/4/08                                   138,889
204,249  NORDEA NY,  2.81%, 8/29/08                                204,249
23,600   NORDEA NY,  2.72%, 4/9/09                                  23,600
19,574   NORDEA NY,  2.73%, 12/01/08                                19,574
32,673   Rabobank Nederland NY,  2.37%, 8/29/08                     32,673
102,124  Royal Bank of Canada NY,  2.57%, 7/15/08                  102,124
204,253  Royal Bank of Canada NY,  2.6%, 9/5/08                    204,253
122,549  Bank of Scotland NY, 2.7%, 8/1/08                         122,549
122,636  Bank of Scotland NY, 2.96%, 11/3/08                       122,636
78,840   Skandinavian Enskilda Bank NY,  2.70%, 7/17/08             78,840
23,675   Skandinavian Enskilda Bank NY,  3.18%, 09/22/08            23,675
40,750   Skandinavian Enskilda Bank NY,  3.06% 02/13/09             40,750
81,700   Svenska Bank NY,  2.70%, 7/17/08                           81,700
169,527  Svenska Bank NY,  2.55%, 7/11/08                          169,527
257,354  Toronto Dominion Bank NY, 2.77%, 9/5/08                   257,354
122,549  Toronto Dominion Bank NY, 2.75%, 11/5/08                  122,549
40,761   Wachovia, 3.62%,10/28/08                                   40,761
                                                                $6,388,280
         Commercial Paper:
62,777   Bank of America, 2.70%, 8/26/08                        $   62,777
81,460   Bank of America, 2.60%, 8/11/08                            81,460
61,229   CBA, 2.70%, 7/11/08                                        61,229
162,831  CBA, 2.88%, 8/18/08                                       162,831
40,827   Deutsche Bank Financial, 2.72%,  7/9/08                    40,827
40,785   HSBC, 2.89%  7/21/08                                       40,785
202,927  HSBC, 2.88%,  9/29/08                                     202,927
162,893  ING Funding, 2.70%, 8/13/08                               162,893
61,231   Natixis, 2.87%,  7/10/08                                   61,231
61,172   Natixis, 2.87%,  7/21/08                                   61,172
50,337   PARFIN, 3.18%, 8/1/08                                      50,337
80,947   Royal Bank of Scotland, 2.66%,  10/21/08                   80,947
40,846   Societe Generale, 2.98%,  7/2/08                           40,846
101,885  Societe Generale, 2.93%,   7/30/08                        101,885
81,468   Societe Generale, 3.18%,   8/5/08                          81,468
162,781  Societe Generale, 3.18%,  8/22/08                         162,781
81,459   SVSS NY, 3.18%, 8/11/08                                    81,459
38,860   Bank Bovespa NY,  2.79%, 3/12/09                           38,860
183,782  General Electric Capital Corp., 2.77%, 1/5/09             183,782
204,174  General Electric Capital Corp., 2.82%, 3/16/09            204,174
75,532   IBM, 3.18%, 2/13/09                                        75,532
204,249  IBM, 3.18%, 6/26/09                                       204,249
367,648  Met Life Global Funding, 3.16%, 6/12/09                   367,648
347,223  WestPac, 3.18%,  6/1/09                                   347,223
                                                                $2,959,324
         Mutual Funds:
245,099  BlackRock Liquidity Money Market Fund, 3.18%           $  245,099
318,751  Dreyfus Preferred Money Market Fund, 3.18%                318,751
                                                                $  563,850
         Tri-party Repurchase Agreements:
868,782  Deutsche Bank, 2.5% 7/1/08                                868,782
2,450,989Lehman Brothers, 2.65% 7/1/08                           2,450,989
                                                                $3,319,771
         Other:
101,575  ABS CFAT 2008-A A1, 3.005%, 4/27/09                    $  101,575
         TOTAL TEMPORARY CASH INVESTMENTS                       $13,332,800
         (Cost  $25,947,800)                                    $25,947,800

         TOTAL INVESTMENT IN SECURITIES - 103.1%                $400,768,354
         (Cost  $389,207,905) (a)
                                                                $(12,008,297)
         OTHER ASSETS AND LIABILITIES - (3.1)%
                                                                $388,760,057
         TOTAL NET ASSETS - 100.0%

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $389,207,905 was as follows:

         Aggregate gross unrealized gain for all investments in $14,556,008 which there is an excess of value over tax cost

         Aggregate gross unrealized loss for all investments in (2,995,559) which there is an excess of tax cost over value
                                                                $11,560,449
         Net unrealized gain

(b)      At June 30, 2008, the following securities were out on loan:
                                                                   Value
Shares                          Security                          948,936
15,200   Compagnie de Saint Gobain (b)                           2,304,700
190,000  Asahi Glass Co. Ltd. * (b)                               513,200
10,000   Canon, Inc. * (b)                                       3,040,050
195,000  Kirin Holdings Co., Ltd. * (b)                          1,384,320
42,000   Carnival Corp. (b)                                       137,264
4,600    Companhia Vale do Rio Doce (A.D.R.) (b)                 4,511,815
38,500   Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)     $12,840,285
         Total

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of June
             30, 2008, in valuing the Fund's assets:

         Valuation Inputs                          Investments  Other Financial
                                                 in Securities    Instruments
         Level 1 - Quoted Prices                      27,345,830     0
         Level 2 - Other Significant Observable Inputs 373,422,524   585,811
         Level 3 - Significant Unobservable Inputs        0          0
         Total                                      400,768,354      585,811


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.